Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation			$ 61,110	$ 72,911	$ 105,106	$ 150,155
Intangible Assets
Intangible assets, gross	461,479		461,479		391,639	323,252
Amortization	7,506	4,768	19,357	14,303	21,328	17,255
Expected future amortization expense for year ended December 31, 2013	8,000		8,000		23,100
Expected future amortization expense for year ended December 31, 2014	27,000		27,000		23,100
Expected future amortization expense for year ended December 31, 2015	27,000		27,000		23,100
Expected future amortization expense for year ended December 31, 2016	27,000		27,000		23,100
Expected future amortization expense for year ended December 31, 2017	27,000		27,000		23,100
Expected future amortization expense thereafter	256,000		256,000		205,900
Research and Development
Research and development expense	77,022	35,294	163,886	96,977	159,883	226,362
Advertising
Advertising expense					77,266	102,218
Marketing expense					21,502	30,853
Shipping and Handling Costs
Shipping and handling expense					30,709	34,231
Net Loss Per Share
Number of potentially antidilutive shares excluded from the EPS calculation	2,200,000	1,400,000	2,100,000	1,400,000	2,000,000	1,300,000
Warranties
Warranty expense					$ 26,508	$ 8,653
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					10 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					7 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					7 years